Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share amount									5,900,000	14,500,000	9,700,000
Net Income (Loss) Attributable to Common Shareowners
Net income from continuing operations									$ 4,552	$ 5,065	$ 3,996
Net (loss) income from discontinued operations									0	(10)	3,612
Net income attributable to common shareowners	$ 397	$ 1,330	$ 1,439	$ 1,386	$ 1,013	$ 1,480	$ 1,379	$ 1,183	$ 4,552	$ 5,055	$ 7,608
Basic weighted average number of shares outstanding									790,000,000	818,200,000.0	872,700,000.0
Stock Awards									9,100,000	7,900,000	10,500,000
Diluted weighted average number of shares outstanding									799,100,000	826,100,000	883,200,000
Earnings Per Share of Common Stock - Basic
Net income from continuing operations									$ 5.76	$ 6.19	$ 4.58
Net (loss) income from discontinued operations									0.00	(0.01)	4.14
Net income attributable to common shareowners	$ 0.50	$ 1.69	$ 1.83	$ 1.75	$ 1.26	$ 1.80	$ 1.67	$ 1.43	5.76	6.18	8.72
Earnings Per Share of Common Stock - Diluted
Net income from continuing operations									5.70	6.13	4.53
Net (loss) income from discontinued operations									0.00	(0.01)	4.09
Net income attributable to common shareowners	$ 0.50	$ 1.67	$ 1.80	$ 1.73	$ 1.25	$ 1.78	$ 1.65	$ 1.42	$ 5.70	$ 6.12	$ 8.61